Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM NEW YORK TAX EXEMPT INCOME TRUST
Prospectus Date	rr_ProspectusDate	Mar. 30, 2014
Document Creation Date	dei_DocumentCreationDate	Mar. 28, 2014